Income taxes (Details) - GBP (£) £ in Thousands	3 Months Ended			9 Months Ended
	Oct. 31, 2018	Oct. 31, 2017		Oct. 31, 2018	Oct. 31, 2017
Income Taxes [Abstract]
Current period research and development tax credit on qualifying expenditure	£ 1,195	£ 1,509		£ 1,195	£ 4,097
Tax expense related to the US operations	(27)	(36)		(137)	(138)
Total current tax	1,168	1,473		1,058	3,959
Release of temporary difference relating to intangible asset	107	0		672	0
Total deferred tax	107	0		672	0
Total tax credit for the period	£ 1,275	£ 1,473	[1]	£ 1,730	£ 3,959	[2]

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 15 Revenue from contracts with customers’